Other Non-Current Assets - Summary of Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Prepaid debt transaction costs	$ 57,411	$ 55,880
Security for letters of credit	30,061	27,274
Investments in associated companies	19,598	12,730
Prepaid charter fees	10,772	3,121
Prepaid commissions	10,346	5,661
Cash deposits	4,923	13,655
Other	7,522	9,869
Total	$ 140,633	$ 128,190